RENN Fund, Inc.

Consolidated Schedule of Investments

March 31, 2021

(Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 27.58%
83,582	Fidelity Government Cash Reserves Portfolio - Institutional Class, 0.01%	$83,582	$83,582
4,155,040	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 0.01%	4,155,040	4,155,040
	Total Money Market Funds	4,238,622	4,238,622

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(5)	818,264	-
	Total Convertible Bonds	818,264	-

	COMMON EQUITIES – 72.10%
	Accomodations – 0.35%
3,500	Civeo Corp.(2)	112,727	53,585

	Aerospace & Defense – 0.03%
20	Boeing Co.	2,892	5,094

	Asset Management – 0.01%
50	Associated Capital Group, Inc. - Class A	2,922	1,793

	Diversified Financial Services – 0.24%
1,800	Galaxy Digital Holdings Ltd.(2)(4)	11,355	36,624

	Marine Shipping – 0.07%
300	Clarkson PLC(4)	11,037	11,372

	Metal Mining – 4.39%
560	Franco-Nevada Corp.	49,869	70,162
18,150	Mesabi Trust	433,624	545,951
1,516	Wheaton Precious Metals Corp.	40,238	57,926
		523,731	674,039

	Medicinal Chemicals and Botanical Products – 4.08%
19,307	FitLife Brands, Inc.(2)	9,131,688	627,478

	Oil and Gas – 20.66%
808,445	PetroHunter Energy Corporation(1)(2)(5)	101,056	-
13,300	PrairieSky Royalty Ltd.(4)	111,315	143,403
1,908	Texas Pacific Land Trust	1,079,739	3,032,632
		1,292,110	3,176,035
	Other Financial Investment Activities – 0.00%
1	Morgan Group Holding Co.(2)	16	8

	Securities and Commodity Exchanges – 0.86%
240	Intercontinental Exchange, Inc.	22,252	26,803
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	105,000
		127,252	131,803

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 1.78%
5,460	Grayscale Bitcoin Trust(2)	66,830	273,218

	Surgical & Medical Instruments & Apparatus – 38.65%
615,000	Apyx Medical Corp.(2)	1,470,958	5,940,900

	Technology Services – 0.98%
610	CACI International, Inc. – Class A. (2)	125,795	150,463
	Total Common Equities	12,879,313	11,082,412

	EXCHANGE TRADED FUNDS – 0.04%
124	ProShares Short VIX Short-Term Futures ETF(2)	4,195	5,840
	Total Exchange Traded Funds	4,195	5,840

	PREFERRED STOCKS – 0.33%
8,333	Diamond Standard, Inc.(1)(2)(3)	50,000	50,000
	Total Preferred Stocks	50,000	50000

	WARRANTS – 0.00%

2,132	Miami International Holdings, Inc., Exercise Price: $7.50, Expiration Date: March 31, 2026(1)(2)(3)	-	3,475

	TOTAL INVESTMENTS – 100.05%	$17,990,394	15,380,349
	LIABILITIES LESS OTHER ASSETS – (0.05%)		(7,115)
	NET ASSETS		$15,373,234

	SECURITIES SOLD SHORT – (0.00)%
	EXCHANGE TRADED FUNDS – (0.00)%
(12)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(202)	(268)
(12)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(123)	(147)
(30)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,015)	(170)
	Total Exchange Traded Funds	(1,340)	(585)

	TOTAL SECURITIES SOLD SHORT – (0.00)%	(1,340)	(585)

(1)	See Annual Report Note 5 - Fair Value Measurements.
(2)	Non-Income Producing.
(3)	Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.
(4)	Foreign security denominated in U.S. Dollars.
(5)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.